Financial instruments (Details 5) - Uncollateralized Portfolio [Member] $ in Thousands	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Customer	2,586	794
Portfolio under no renegotiated terms	$ 427,400	$ 361,656
Number of customers under renegotiated terms | Customer	0	0
Portfolio under renegotiated terms, gross	$ 0	$ 0
Total gross portfolio	$ 427,400	$ 361,656
Between 1 and 30 days [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Customer	194	173
Portfolio under no renegotiated terms	$ 20,022	$ 42,732
Number of customers under renegotiated terms | Customer	0	0
Portfolio under renegotiated terms, gross	$ 0	$ 0
Total gross portfolio	$ 20,022	$ 42,732
Between 31 and 60 days [member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Customer	68	59
Portfolio under no renegotiated terms	$ 9,909	$ 7,218
Number of customers under renegotiated terms | Customer	0	0
Portfolio under renegotiated terms, gross	$ 0	$ 0
Total gross portfolio	$ 9,909	$ 7,218
Between 61 and 90 days [member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Customer	21	19
Portfolio under no renegotiated terms	$ 851	$ 1,182
Number of customers under renegotiated terms | Customer	0	0
Portfolio under renegotiated terms, gross	$ 0	$ 0
Total gross portfolio	$ 851	$ 1,182
More than 91 days [member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Customer	21	40
Portfolio under no renegotiated terms	$ 8,102	$ 6,452
Number of customers under renegotiated terms | Customer	0	0
Portfolio under renegotiated terms, gross	$ 0	$ 0
Total gross portfolio	$ 8,102	$ 6,452
Current [member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Customer	2,282	503
Portfolio under no renegotiated terms	$ 388,516	$ 304,072
Number of customers under renegotiated terms | Customer	0	0
Portfolio under renegotiated terms, gross	$ 0	$ 0
Total gross portfolio	$ 388,516	$ 304,072